1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Revenues) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 6,804,169	$ 4,038,048
Engineering Design Services [Member]
Revenues	1,313,543	1,283,534
Optical Components [Member]
Revenues	1,821,889	1,226,190
Medical Device Products and Assemblies [Member]
Revenues	$ 3,668,737	$ 1,528,324